Note 27 - Share-based Expenses - Facilitation and Advance Dividend Loan Modification (Details) - Faciliation and advanced dividend loans [member] $ in Thousands	Jun. 23, 2017 USD ($)
Statement Line Items [Line Items]
Risk free interest rate	swap curve
Group market capitalisation at grant date ($’000)	$ 68,436
Bottom of range [member]
Statement Line Items [Line Items]
Blanket Mine dividend yield	23.70%
Top of range [member]
Statement Line Items [Line Items]
Blanket Mine dividend yield	89.88%